Convertible Notes - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended
	Sep. 08, 2010	Jun. 09, 2009	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 09, 2009 798 Entertainment Limited	Dec. 31, 2012 798 Entertainment Limited	Dec. 09, 2011 798 Entertainment Limited	Jun. 30, 2009 798 Entertainment Limited	Dec. 31, 2012 798 Entertainment Limited Minimum	Dec. 31, 2012 798 Entertainment Limited Class B Ordinary Shares	Jun. 09, 2009 798 Entertainment Limited Class B Ordinary Shares	Dec. 31, 2010 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2012 Parent Company Ordinary Shares	Jun. 09, 2009 Parent Company Ordinary Shares	Jun. 09, 2009 Parent Company Ordinary Shares Maximum
Debt Instrument [Line Items]
Convertible notes, principal amount						$ 10,000	$ 10,000		$ 10,000
Convertible notes, due date						Jun. 08, 2012
Convertible notes, interest rate						8.00%		20.00%
Common stock, par value				$ 0.00002	$ 0.00002						$ 0.01	$ 0.01		$ 0.00002	$ 0.00002	$ 0.00002	$ 0.00002
Common stock, conversion price												$ 28.92					$ 0.0793
Common Stock, shares issuable on conversion																		129,941,915
Public offering amount										200,000
Late charges for due amount of principal and interests		9.00%
Gain (loss) due to change in fair value of derivatives			1,280
Convertible notes, conversion date							Sep. 08, 2010
Convertible notes carrying value							16,750
Convertible notes unamortized discount							9,999
Conversion of convertible notes			$ 16,750				$ 16,749						$ 13,204
Shares issued upon conversion of Convertible Note	78,814,628										129,668					78,814,628